CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
CONDENSED STATEMENTS OF CASH FLOWS
Issuance costs	$ 1,223